EMPLOYEE BENEFIT PLANS - Defined contribution plans (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of employee benefit plans
Post-employment benefit expense, defined contribution plans	$ 246,301	$ 261,392
Pension
Disclosure of employee benefit plans
Post-employment benefit expense, defined contribution plans	185,925	200,615
Current severance regimen
Disclosure of employee benefit plans
Post-employment benefit expense, defined contribution plans	$ 60,376	$ 60,777